PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks
Aerospace & Defense — 7.4%
Airbus SE (France)	118,575	$20,879,360
Boeing Co. (The)*	173,852	29,650,459
General Electric Co.	169,521	33,929,628
Northrop Grumman Corp.	24,255	12,418,803
RTX Corp.	251,374	33,297,000
		130,175,250
Automobiles — 1.5%
General Motors Co.	575,132	27,048,458
Banks — 12.9%
Bank of America Corp.	1,202,756	50,191,008
JPMorgan Chase & Co.	368,890	90,488,717
PNC Financial Services Group, Inc. (The)	274,647	48,274,703
Truist Financial Corp.	925,560	38,086,794
		227,041,222
Beverages — 1.2%
PepsiCo, Inc.	134,455	20,160,183
Biotechnology — 3.2%
AbbVie, Inc.	174,644	36,591,411
Amgen, Inc.	64,640	20,138,592
		56,730,003
Building Products — 1.4%
Johnson Controls International PLC	310,437	24,869,108
Capital Markets — 4.0%
Blackstone, Inc.	172,832	24,158,457
Goldman Sachs Group, Inc. (The)	85,742	46,839,997
		70,998,454
Chemicals — 3.0%
DuPont de Nemours, Inc.	269,401	20,118,867
Linde PLC	71,262	33,182,437
		53,301,304
Communications Equipment — 2.3%
Cisco Systems, Inc.	659,947	40,725,329
Consumer Staples Distribution & Retail — 3.2%
Walmart, Inc.	630,425	55,345,011
Electric Utilities — 1.0%
PG&E Corp.	1,068,637	18,359,184
Entertainment — 0.9%
Walt Disney Co. (The)	163,343	16,121,954
Ground Transportation — 1.3%
Union Pacific Corp.	96,891	22,889,530
Health Care Equipment & Supplies — 1.2%
GE HealthCare Technologies, Inc.	266,734	21,528,101
Health Care Providers & Services — 2.4%
CVS Health Corp.	256,937	17,407,482
UnitedHealth Group, Inc.	48,262	25,277,222
		42,684,704
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	88,110	$27,522,921
Household Durables — 0.8%
Toll Brothers, Inc.	127,740	13,488,067
Industrial Conglomerates — 1.5%
3M Co.	176,837	25,970,282
Industrial REITs — 1.0%
Prologis, Inc.	152,967	17,100,181
Insurance — 6.1%
Chubb Ltd.	123,922	37,423,205
Marsh & McLennan Cos., Inc.	145,333	35,465,612
MetLife, Inc.	425,567	34,168,774
		107,057,591
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)	75,227	11,633,103
Meta Platforms, Inc. (Class A Stock)	45,495	26,221,498
		37,854,601
Machinery — 2.4%
Fortive Corp.	212,269	15,533,846
Parker-Hannifin Corp.	45,224	27,489,408
		43,023,254
Multi-Utilities — 5.5%
CenterPoint Energy, Inc.	901,570	32,663,881
NiSource, Inc.	1,177,046	47,187,774
Public Service Enterprise Group, Inc.	214,286	17,635,738
		97,487,393
Oil, Gas & Consumable Fuels — 10.3%
Cheniere Energy, Inc.	105,787	24,479,112
Chevron Corp.(a)	203,069	33,971,413
Exxon Mobil Corp.	462,702	55,029,149
Shell PLC, ADR	367,338	26,918,529
Williams Cos., Inc. (The)	696,389	41,616,206
		182,014,409
Personal Care Products — 1.9%
Unilever PLC (United Kingdom), ADR	549,162	32,702,597
Pharmaceuticals — 5.8%
AstraZeneca PLC (United Kingdom), ADR	448,114	32,936,379
Bristol-Myers Squibb Co.	563,378	34,360,424
Eli Lilly & Co.	27,176	22,444,930
Roche Holding AG, ADR	294,031	12,099,376
		101,841,109
Residential REITs — 1.6%
Camden Property Trust	224,468	27,452,436
Semiconductors & Semiconductor Equipment — 2.3%
Broadcom, Inc.	98,269	16,453,179
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	69,165	11,481,390
Texas Instruments, Inc.	71,957	12,930,673
		40,865,242
A1

PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Software — 4.2%
Microsoft Corp.	80,005	$30,033,077
Oracle Corp.	136,509	19,085,323
Salesforce, Inc.	93,538	25,101,858
		74,220,258
Specialized REITs — 1.6%
Gaming & Leisure Properties, Inc.	562,973	28,655,326
Specialty Retail — 1.3%
Lowe’s Cos., Inc.	95,406	22,251,541
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	59,870	13,298,923
Dell Technologies, Inc. (Class C Stock)	156,247	14,241,914
		27,540,837

Total Long-Term Investments (cost $1,087,082,872)		1,735,025,840
Short-Term Investments — 3.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	24,558,957	24,558,957
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $32,974,201; includes $32,858,501 of cash collateral for securities on loan)(b)(wb)	32,995,604	32,975,807

Total Short-Term Investments (cost $57,533,158)		57,534,764

TOTAL INVESTMENTS—101.9% (cost $1,144,616,030)		1,792,560,604

Liabilities in excess of other assets — (1.9)%		(32,654,775)

Net Assets — 100.0%		$1,759,905,829

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,270,241; cash collateral of $32,858,501 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2